Shareholder Fees {- Fidelity Real Estate Investment ETF}	Nov. 29, 2021 USD ($)
09.30 Fidelity Active Equity ETFs (B) - Combo PRO-05 | Fidelity Real Estate Investment ETF
Shareholder Fees:
(fees paid directly from your investment)	none